Accruals and other payables (Tables)	12 Months Ended
Jun. 30, 2025
Payables and Accruals [Abstract]
Schedule of accruals and other payables
	As of June 30,
	2025	2024
	US$	US$

Accruals
Staff salaries	48,820	584,932
Professional and consultancy fee	386,762	207,769
GST payables	127,948	285,393
	563,530	1,078,094